Intangible assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,150
Balance at end of period	1,085
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	852
Balance at end of period	812
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	284
Balance at end of period	265
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	14
Balance at end of period	8
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,880
Effects of foreign exchange	36
Balance at end of period	1,916
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,335
Effects of foreign exchange	25
Balance at end of period	1,360
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	502
Effects of foreign exchange	10
Balance at end of period	512
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	43
Effects of foreign exchange	1
Balance at end of period	44
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(730)
Amortization	85
Effects of foreign exchange	(16)
Balance at end of period	(831)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(483)
Amortization	56
Effects of foreign exchange	(9)
Balance at end of period	(548)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(218)
Amortization	25
Effects of foreign exchange	(4)
Balance at end of period	(247)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(29)
Amortization	4
Effects of foreign exchange	(3)
Balance at end of period	$ (36)